LOANS AND SERVICING (Tables)	12 Months Ended
Dec. 31, 2012
LOANS AND SERVICING
Summary of loans

	December 31,
	2012	2011
	(In thousands)
Residential loans:
One- to four-family	$95,546	$62,613
Home equity loans and lines of credit	15,560	17,118
Total residential mortgage loans	111,106	79,731

Commercial loans:
One- to four-family investment property	11,355	10,816
Multi-family real estate	5,346	13,037
Commercial real estate	32,730	25,399
Commercial business	8,653	10,137
Total commercial loans	58,084	59,389

Construction loans:
One- to four-family	7,379	11,941
Multi-family	3,665	10,656
Non-residential	1,161	629
Total construction loans	12,205	23,226

Consumer	414	451

Total loans	181,809	162,797

Other items:
Net deferred loan costs	570	147
Allowance for loan losses	(1,780)	(1,824)

Total loans, net	$180,599	$161,120

Schedule of analysis of allowance for loan losses

	Years Ended
	December 31,
	2012	2011
	(In thousands)

Balance at beginning of period	$1,824	$1,651
Provision for loan losses	200	949
Recoveries	142	12
Charge-offs	(386)	(788)

Balance at end of period	$1,780	$1,824

Schedule of information pertaining to the allowance for loan losses by portfolio segment

Further information pertaining to the allowance for loan losses at and for the year ended December 31, 2012 follows:

	Residential		Commercial				Construction
	One- to four- family	Home equity loans and lines of credit	One- to four- family investment property	Multi-family real estate	Commercial real estate	Commercial business	One- to four- family	Multi-family	Non- residential	Consumer	Total
	(In thousands)

Allowance for loan losses

Beginning Balance	$346	$341	$59	$98	$400	$234	$228	$98	$11	$9	$1,824
Charge-offs	(144)	—	—	—	—	(13)	(191)	—	—	(38)	(386)
Recoveries	137	—	—	—	—	—	—	—	—	5	142
Provision (benefit)	39	(87)	3	(58)	268	(62)	112	(64)	14	35	200
Ending Balance	$378	$254	$62	$40	$668	$159	$149	$34	$25	$11	$1,780

Ending balance:
individually evaluated for impairment	$93	$13	$—	$—	$214	$—	$—	$—	$—	$—	$320

Ending balance:
collectively evaluated for impairment	$285	$241	$62	$40	$454	$159	$149	$34	$25	$11	$1,460

Loans

Ending Balance	$95,546	$15,560	$11,355	$5,346	$32,730	$8,653	$7,379	$3,665	$1,161	$414	$181,809

Ending balance:
individually evaluated for impairment	$658	$45	$—	$—	$2,412	$—	$—	$—	$—	$—	$3,115

Ending balance:
collectively evaluated for impairment	$94,888	$15,515	$11,355	$5,346	$30,318	$8,653	$7,379	$3,665	$1,161	$414	$178,694

Further information pertaining to the allowance for loan losses at December 31, 2011 follows:

	Residential		Commercial				Construction
	One- to four- family	Home equity loans and lines of credit	One- to four- family investment property	Multi-family real estate	Commercial real estate	Commercial business	One- to four- family	Multi-family	Non- residential	Consumer	Total
	(In thousands)

Allowance for loan losses

Beginning Balance	$233	$320	$60	$106	$431	$304	$93	$83	$6	$15	$1,651
Charge-offs	—	(741)	—	—	(10)	(3)	—	—	—	(34)	(788)
Recoveries	9	—	—	—	—	1	—	—	—	2	12
Provision (benefit)	104	762	(1)	(8)	(21)	(68)	135	15	5	26	949
Ending Balance	$346	$341	$59	$98	$400	$234	$228	$98	$11	$9	$1,824

Ending balance:
individually evaluated for impairment	$185	$13	$—	$—	$—	$—	$121	$—	$—	$—	$319

Ending balance:
collectively evaluated for impairment	$161	$328	$59	$98	$400	$234	$107	$98	$11	$9	$1,505

Loans

Ending Balance	$62,613	$17,118	$10,816	$13,037	$25,399	$10,137	$11,941	$10,656	$629	$451	$162,797

Ending balance:
individually evaluated for impairment	$898	$13	$—	$—	$314	$—	$1,168	$1,269	$—	$—	$3,662

Ending balance:
collectively evaluated for impairment	$61,715	$17,105	$10,816	$13,037	$25,085	$10,137	$10,773	$9,387	$629	$451	$159,135

Summary of past-due and non-accrual loans

The following is a summary of past-due and non-accrual loans at December 31, 2012:

	Loans delinquent for:						90 days
			90 days	Total	Total	Total	or more	Non-accrual
	30 - 59 Days	60 - 89 Days	or more	Past Due	Current	Loans	and accruing	Loans
	(In thousands)

Residential loans:
One- to four-family	$—	$284	$374	$658	$94,888	$95,546	$—	$658
Home equity loans and lines of credit	16	—	399	415	15,145	15,560	—	412

Commercial loans:
One- to four-family investment property	—	—	—	—	11,355	11,355	—	—
Multi-family real estate	—	—	—	—	5,346	5,346	—	—
Commercial real estate	1,258	—	—	1,258	31,472	32,730	—	2,105
Commercial business	—	—	—	—	8,653	8,653	—	—

Construction loans:
One- to four-family	—	—	—	—	7,379	7,379	—	—
Multi-family	—	—	—	—	3,665	3,665	—	—
Non-residential	—	—	—	—	1,161	1,161	—	—

Consumer	20	2	—	22	392	414	—	—

Total	$1,294	$286	$773	$2,353	$179,456	$181,809	$—	$3,175

The following is a summary of past-due and non-accrual loans at December 31, 2011:

	Loans delinquent for:						90 days
			90 days	Total	Total	Total	or more	Non-accrual
	30 - 59 Days	60 - 89 Days	or more	Past Due	Current	Loans	and accruing	Loans
	(In thousands)

Residential loans:
One- to four-family	$431	$175	$391	$997	$61,616	$62,613	$—	$683
Home equity loans and lines of credit	—	—	—	—	17,118	17,118	—	13

Commercial loans:
One- to four-family investment property	—	—	—	—	10,816	10,816	—	—
Multi-family real estate	—	—	—	—	13,037	13,037	—	—
Commercial real estate	314	—	—	314	25,085	25,399	—	—
Commercial business	—	—	—	—	10,137	10,137	—	—

Construction loans:
One- to four-family	—	100	1,168	1,268	10,673	11,941	—	1,168
Multi-family	—	—	—	—	10,656	10,656	—	1,269
Non-residential	—	—	—	—	629	629	—	—

Consumer	4	—	—	4	447	451	—	—

Total	$749	$275	$1,559	$2,583	$160,214	$162,797	$—	$3,133

Schedule of analysis of impaired loans

The following is an analysis of impaired loans at December 31, 2012:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)

Impaired loans without a valuation allowance

Residential loans:
One- to four-family	$—	$—	$—	$176	$—
Home equity loans and lines of credit	32	32	—	30	—
Commercial loans:
One- to four-family investment property	—	—	—	—	—
Multi-family real estate	—	—	—	—	—
Commercial real estate	—	—	—	—	—
Commercial business	—	—	—	—	—
Construction loans:
One- to four-family	—	—	—	801	—
Multi-family	—	—	—	344	23
Non-residential	—	—	—	—	—
Consumer	—	—	—	—	—

Total impaired with no related allowance	$32	$32	$—	$1,351	$23

Impaired loans with a valuation allowance

Residential loans:
One- to four-family	$658	$684	$93	$734	$10
Home equity loans and lines of credit	13	13	13	13	1
Commercial loans:
One- to four-family investment property	—	—	—	—	—
Multi-family real estate	—	—	—	—	—
Commercial real estate	2,412	2,519	214	958	19
Commercial business	—	—	—	6	—
Construction loans:
One- to four-family	—	—	—	—	—
Multi-family	—	—	—	—	—
Non-residential	—	—	—	—	—
Consumer	—	—	—	—	—

Total with an allowance recorded	$3,083	$3,216	$320	$1,711	$30

The following is an analysis of impaired loans at December 31, 2011:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)

Impaired loans without a valuation allowance

Residential loans:
One- to four-family	$—	$—	$—	$16	$—
Home equity loans and lines of credit	—	—	—	—	—
Commercial loans:
One- to four-family investment property	—	—	—	—	—
Multi-family real estate	—	—	—	—	—
Commercial real estate	314	314	—	145	10
Commercial business	—	—	—	63	42
Construction loans:
One- to four-family	732	732	—	225	—
Multi-family	1,269	1,269	—	448	62
Non-residential	—	—	—	—	—
Consumer	—	—	—	—	—

Total impaired with no related allowance	$2,315	$2,315	$—	$897	$114

Impaired loans with a valuation allowance

Residential loans:
One- to four-family	$898	$898	$185	$297	$7
Home equity loans and lines of credit	13	13	13	182	1
Commercial loans:
One- to four-family investment property	—	—	—	—	—
Multi-family real estate	—	—	—	—	—
Commercial real estate	—	—	—	—	—
Commercial business	—	—	—	—	—
Construction loans:
One- to four-family	436	436	121	226	19
Multi-family	—	—	—	—	—
Non-residential	—	—	—	—	—
Consumer	—	—	—	—	—

Total with an allowance recorded	$1,347	$1,347	$319	$705	$27

Summary of loans modified and classified as troubled debt restructures

	Years Ended December 31,
	2012			2011
		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded	Number of	Outstanding Recorded	Outstanding Recorded
	Contracts	Investment	Investment	Contracts	Investment	Investment
	(Dollars in thousands)

Residential loans:
One- to four-family	—	$—	$—	—	$—	$—
Home equity loans and lines of credit	1	—	34	—	—	—

Commercial loans:
One- to four-family investment property	—	—	—	—	—	—
Multi-family real estate	—	—	—	—	—	—
Commercial real estate	1	2,105	2,105	1	312	315
Commercial business	—	—	—	—	—	—

Construction loans:
One- to four-family	1	732	767	—	—	—
Multi-family	—	—	—	—	—	—
Non-residential	—	—	—	—	—	—

Consumer	—	—	—	—	—	—

Total troubled debt restructurings	3	$2,837	$2,906	1	$312	$315

Schedule of loans by risk rating

	Residential		Commercial				Construction
	One- to four-family	Home equity loans and lines of credit	One- to four-family investment property	Multi-family real estate	Commercial real estate	Commercial business	One- to four-family	Multi-family	Non- residential	Consumer	Total
	(In thousands)
At December 31, 2012

Classification:
Not formally rated	$94,888	$15,116	$—	$—	$—	$—	$—	$—	$—	$414	$110,418
Pass	—	—	11,355	5,346	29,147	8,486	7,379	3,665	1,161	—	66,539
Special mention	—	—	—	—	—	—	—	—	—	—	—
Substandard	658	444	—	—	3,583	167	—	—	—	—	4,852
Doubtful	—	—	—	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—	—	—	—
Total loans	$95,546	$15,560	$11,355	$5,346	$32,730	$8,653	$7,379	$3,665	$1,161	$414	$181,809

At December 31, 2011

Classification:
Not formally rated	$61,715	$17,105	$—	$—	$—	$—	$—	$—	$—	$451	$79,271
Pass	—	—	10,816	13,037	21,643	9,208	10,773	9,387	139	—	75,003
Special mention	—	—	—	—	458	289	—	—	—	—	747
Substandard	898	13	—	—	3,298	640	1,168	1,269	490	—	7,776
Doubtful	—	—	—	—	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—	—	—	—	—
Total loans	$62,613	$17,118	$10,816	$13,037	$25,399	$10,137	$11,941	$10,656	$629	$451	$162,797

Schedule of mortgage servicing rights capitalized and amortized

	Years Ended
	December 31,
	2012	2011
	(In thousands)

Mortgage servicing rights:
Balance at beginning of period	$475	$424
Additions	697	186
Disposals	—	—
Amortization	(262)	(135)
Balance at end of period	910	475

Valuation allowances:
Balance at beginning of period	17	4
Additions	60	55
Recoveries	(57)	(42)
Write-downs	—	—
Balance at end of period	20	17

Mortgage servicing assets, net	$890	$458

Fair value of mortgage servicing assets	$1,099	$493